S000090183 [Member] Expense Example - TCW White Oak Emerging Markets Equity Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 355
Expense Example, with Redemption, 3 Years	1,080
Expense Example, with Redemption, 5 Years	1,826
Expense Example, with Redemption, 10 Years	3,792
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	466
Expense Example, with Redemption, 3 Years	1,402
Expense Example, with Redemption, 5 Years	2,345
Expense Example, with Redemption, 10 Years	4,732
Class I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,134
Expense Example, with Redemption, 10 Years	$ 2,441